SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of Estimated Useful Lives for Calculation of Depreciation

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Cooperative agreements	1.3 years to 10 years
License	10 years
Trademark	3 years
Workforce	2 years
Trade names	Indefinite
Brand	Indefinite

Schedule of Disaggregation of Revenue

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB

Net Revenues in 2017	232,433	211,491	443,924
Net Revenues in 2018	277,790	253,718	531,508
Net Revenues in 2019	313,747	270,162	583,909

Schedule of Disaggregation of Deferred Revenue

	As of December 31,
	2018	2019
	RMB	RMB

K-12 Schools	87,027	96,301
CP&CE Programs	37,223	68,810
Total	124,250	165,111